BALANCE SHEET	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 760,012
Prepaid and other current assets	457,605
Total Current Assets	1,217,617
Assets held in trust account	116,726,978
Total Assets	117,944,595
Current liabilities
Accounts payable and accrued expenses	140,163
Advances from related parties	43,900
Total current liabilities	184,063
Deferred Underwriting Fee Payable	4,370,000
Total Liabilities	4,554,063
Commitments and contingencies
Common stock subject to redemption, 50,000,000 shares authorized $0.0001 par value; possible redemption at $10.15 per share, 11,500,000 shares issued and outstanding at redemption value	116,725,000
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,432,000 shares issued and outstanding (excluding 11,500,000 shares subject to redemption)	344
Additional paid-in capital
Accumulated deficit	(3,334,812)
Total Stockholders' Deficit	(3,334,468)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 117,944,595